Information by segment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Information by segment
Note 27. Information by segment
The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who periodically reviews financial information at the country level. Thus, each of the separate countries in which the Company operates is considered and operating segments, with the exception of the countries in Central America which represent a single operating segment.
The Company has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements: (i) Mexico and Central America division (comprising the following countries: Mexico (including corporate operations), Guatemala, Nicaragua, Costa Rica and Panama), and (ii) the South America division (comprising the following countries: Brazil, Argentina, Colombia, and Uruguay); Venezuela (consolidated until 2017) operated in an economy with exchange control and/ or hyper-inflation and, as a result, apply IAS 29, “Financial Reporting in Hyperinflationary Economies,” which does not allow the Company from aggregating their results with those of other countries in the South America segment. The Company’s results for 2017 reflect a reduction in the share of the profit of associates and joint ventures accounted for using the equity method, net of taxes, as a result of this consolidation. As disclosed in Note 3.3, the Company deconsolidated its operations in Venezuela as of December 31, 2017, consequently there is no financial information for this segment in 2018 and future years.
The Company is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to:(i) similarities of customer base, products, production processes and distribution processes, (ii) similarities of governments, (iii) inflation trends, since hyper-inflationary economy has different characteristics that carry out to making decision on how to deal with the cost of the production and distribution, Venezuela (up until 2017) has been presented as a separate segment, (iv) currency trends and (v) historical and projected financial and operating statistics, historically and according to our estimates the financial trends of the countries aggregated into an operating segment have behaved in similar ways and are expected to continue to do so.
Segment disclosure for the Company’s consolidated operations is as follows:

2019	Mexico and Central America (1)		South America (2)		Consolidated
Total revenues	Ps.	109,249	Ps.	85,222	Ps.	194,471
Intercompany revenue		5,673		15		5,688
Gross profit		52,384		35,123		87,507
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		10,349		8,060		18,409
Depreciation and amortization		6,380		4,262		10,642
Non-cash items other than depreciation and amortization		878		205		1,083
Equity in earnings (loss) of associated companies and joint ventures		(177)		46		(131)
Total assets		147,374		110,465		257,839
Investments in associate companies and joint ventures		6,198		3,553		9,751
Total liabilities		95,694		32,460		128,154
Capital expenditures, net (3)		6,677		4,788		11,465

2018	Mexico and Central America (1)		South America (2)		Consolidated
Total revenues	Ps.	100,162	Ps.	82,180	Ps.	182,342
Intercompany revenue		5,143		17		5,160
Gross profit		48,162		35,776		83,938
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		7,809		9,381		17,190
Depreciation and amortization		5,551		3,852		9,403
Non-cash items other than depreciation and amortization		1,249		132		1,381
Equity in earnings (loss) of associated companies and joint ventures		326		(100)		(226)
Total assets		147,748		116,039		263,787
Investments in associate companies and joint ventures		6,789		3,729		10,518
Total liabilities		96,525		35,512		132,037
Capital expenditures, net (3)		6,574		4,495		11,069

2017 (Restated) (4)	Mexico and Central America (1)		South America (2)		Venezuela		Consolidated
Total revenues	Ps.	92,643	Ps.	86,608	Ps.	4,005	Ps.	183,256
Intercompany revenue		4,661		18		—		4,679
Gross profit		45,106		37,756		646		83,508
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		(18,261)		8,792		(1,786)		(11,255)
Depreciation and amortization		4,801		3,442		807		9,050
Non-cash items other than depreciation and amortization		1,011		213		1,021		2,245
Equity in earnings (loss) of associated companies and joint ventures		(63)		123		—		60
Total assets		163,635		122,042		—		285,677
Investments in associate companies and joint ventures		7,046		4,455		—		11,501
Total liabilities		101,330		43,637		—		144,967
Capital expenditures, net (3)		8,245		4,686		—		12,931

(1)
Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 91,358, Ps. 84,352 and Ps. 79,836 during the years ended December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total assets were Ps. 145,389, Ps. 130,865 and Ps. 133,315 as of December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total liabilities were Ps. 91,831, Ps. 92,340 and Ps. 88,283 as of December 31, 2019, 2018 and 2017, respectively.

(2)
South America includes Brazil, Argentina, Colombia and Uruguay, although Venezuela is shown separately above for 2017. South America revenues include Brazilian revenues of Ps. 60,670, Ps. 56,523 and Ps. 58,518 during the years ended December 31, 2019, 2018 and 2017, respectively. Brazilian total assets were Ps. 81,230, Ps. 86,007 and Ps. 95,713 as of December 31, 2019, 2018 and 2017, respectively. Brazilian total liabilities Ps. 24,104, Ps. 26,851 and Ps. 31,580 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Colombian revenues of Ps. 13,522, Ps. 14,580 and Ps. 14,222 during the years ended December 31, 2019, 2018 and 2017, respectively. Colombian total assets were Ps. 12,153, Ps. 17,626 and Ps. 14,180 as of December 31, 2019, 2018 and 2017, respectively. Colombian total liabilities were Ps. 4,154, Ps. 4,061 and Ps. 7,993 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Argentine revenues of Ps. 6,725, Ps. 9,152 and Ps. 13,869 during the years ended December 31, 2019, 2018 and 2017, respectively. Argentine total assets were Ps. 5,038, Ps. 6,021 and Ps. 5,301 as of December 31, 2019, 2018 and 2017, respectively. Argentine total liabilities were Ps. 1,637, Ps. 2,059 and Ps. 3,660 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Uruguay revenues of Ps. 3,421 and Ps. 1,925, during the years ended on December 31, 2019 and 2018, respectively. Uruguay total assets were Ps. 3,312 and Ps. 6,385 as of December 31, 2019 and 2018, respectively. Uruguay total liabilities were Ps. 2,566 and Ps. 2,541, as of December 31, 2019 and 2018, respectively.

(3)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.
(4)	Restated due to Philippines deconsolidation